LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 13 – LEASES

The following was included in our balance sheet as of December 31, 2025 and 2024:

	December 31,
Operating leases	2025	2024
Assets
ROU operating lease assets	$–	$449,556

Liabilities
Current portion of operating lease	–	80,400
Operating lease, net of current portion	–	447,009
Total operating lease liabilities	$–	$527,409

The weighted average remaining lease term and weighted average discount rate at December 31, 2025 and 2024 were as follows:

	December 31,
Operating leases	2025	2024
Weighted average remaining lease term (years)	7.75	7.25
Weighted average discount rate	6.00%	6.00%

Operating Leases

On June 28, 2023, the Company recognized a gain on deconsolidation of $1,642,146 related to Optilan (UK) and its subsidiaries leases.